Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Non-controlling Interest in Subsidiaries	Total
Balance at Dec. 31, 2023	$ 160	$ 17,674,985	$ (23,911,021)	$ 228	$ (6,235,648)
Balance (in Shares) at Dec. 31, 2023	5,331,973
Stock-based compensation		5,808			5,808
Net loss			(2,471,651)		(2,471,651)
Balance at Dec. 31, 2024	$ 160	17,680,793	(26,382,672)	228	(8,701,491)
Balance (in Shares) at Dec. 31, 2024	5,331,973
Net loss			(8,491,508)		(8,491,508)
Balance at Dec. 31, 2025	$ 160	$ 17,680,793	$ (34,874,180)	$ 228	$ (17,192,999)
Balance (in Shares) at Dec. 31, 2025	5,331,973